Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) Segment	Dec. 31, 2024 USD ($)
Summary of Significant Accounting Policies [Abstract]
Percentage of related party	10.00%
Deferred offering costs | $	$ 910,512	$ 150,151
Tax benefit percentage	50.00%
Number of reportable segment | Segment	1